ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Customer deposits	¥ 55,991,264		¥ 46,930,870
Advance from customers	68,397,492		50,048,183
Accrued employee payroll and welfare	57,367,892		46,181,537
Accrued advertising and promotion expense	17,306,922		6,600,440
Accrued interest payable	8,530,203		9,192,322
Accrued professional service fees	4,316,185		3,520,035
Accrued liability related to customer loyalty program	7,185,774		4,412,036
Tax payable	15,471,552		2,409,341
Property related purchase payable	11,354,874
Others	22,569,229		23,694,200
Total	¥ 268,491,387	$ 38,670,805	¥ 192,988,964